CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash	$ 347	$ 282
Short-term deposits	8	22
Cash and cash equivalents, net	$ 355	$ 304	$ 342	$ 262